UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported): February 1, 2019

Commercial Credit Group Inc.1

(Exact name of securitizer as specified in its charter)

N/A	0001340672
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

E. Roger Gebhart, (704) 731-0034

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)    ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)    ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)    ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

____________________________________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:  _________________________________

Central Index Key Number of issuing entity (if applicable):  _________________________________

Central Index Key Number of underwriter (if applicable):  ___________________________________

____________________________________________________

Name and telephone number, including area code,

of the person to contact in connection with this filing

[1]	Commercial Credit Group Inc., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

COMMERCIAL CREDIT GROUP INC. (Securitizer)

By:	/s/ E. Roger Gebhart
	Name:	E. Roger Gebhart
	Title:	Chief Financial Officer and Senior Vice President

Date: February 1, 2019.